UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/14

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2014

(Unaudited)

SHARES			VALUE
		CONVERTIBLE AND NON-CONVERTIBLE SECURITIES AND WARRANTS — 8.1% of Net Assets
		Convertible Preferred and Warrants (Restricted)(a) (b) — 5.8%
		Biotechnologies/Biopharmaceuticals — 0.5%
2,568,939		EBI Life Sciences, Inc. Series A (c)	$13,102
2,862,324		Euthymics Biosciences, Inc. Series A (c)	1,099,991
2,568,939		Neurovance, Inc. Series A (c)	199,863
12,106,416		Neurovance, Inc. Series A-1 (c)	941,879
			2,254,835
		Healthcare Services — 1.6%
3,589,744		PHT Corporation Series D (c)	4,953,847
802,996		PHT Corporation Series E (c)	1,349,033
99,455		PHT Corporation Series F (c)	273,501
			6,576,381
		Medical Devices and Diagnostics — 3.7%
2,338,198		AlterG, Inc. Series C	958,661
79,330		CardioKinetix, Inc. Series C	1,116,094
142,574		CardioKinetix, Inc. Series D	542,779
439,333		CardioKinetix, Inc. Series E	1,250,781
N/A	(d)	CardioKinetix, Inc. warrants (expiration 12/11/19)	0
N/A	(d)	CardioKinetix, Inc. warrants (expiration 6/03/20)	0
2,161,090		Dynex Technologies, Inc. Series A	641,844
98,824		Dynex Technologies, Inc. warrants (expiration 4/01/19)	0
7,877		Dynex Technologies, Inc. warrants (expiration 5/06/19)	0
2,615,919		IlluminOss Medical, Inc. Series C-1	1,002,943
5,126,388		Insightra Medical, Inc. Series C	2,170,000
2,446,016		Labcyte, Inc. Series C	1,743,765
107,178		Labcyte, Inc. Series D	88,915
2,161,090		Magellan Diagnostics, Inc. Series A	1,480,995
98,824		Magellan Diagnostics, Inc. warrants (expiration 4/01/19)	0
7,877		Magellan Diagnostics, Inc. warrants (expiration 5/06/19)	0
9,606,373		Palyon Medical Corporation Series A (c)	9,606
18,832,814		Palyon Medical Corporation Series B (c)	653,499
N/A	(d)	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
43,478		TherOx, Inc. Series H	435
99,646		TherOx, Inc. Series I	997
3,280,000		Tibion Corporation Series B	11,250
N/A	(d)	Tibion Corporation warrants (expiration 07/12/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 11/28/17)	0
2,606,033		Veniti, Inc. Series A (c)	2,633,396
1,307,169		Veniti, Inc. Series B (c)	1,386,253
			15,692,213
		TOTAL CONVERTIBLE PREFERRED AND WARRANTS	24,523,429

The accompanying notes are an integral part of this schedule of investments.

PRINCIPAL AMOUNT		VALUE
	Convertible Notes — 2.2%
	Biotechnologies/Biopharmaceuticals — 0.5%
$1,485,000	Merrimack Pharmaceuticals, Inc. 4.5%, due 7/15/20	$1,965,769
	Drug Discovery Technologies — 0.0%
700,000	deCode Genetics, Inc. 3.5%, due 4/15/11 (a) (b)	0
	Pharmaceuticals — 1.7%
1,500,000	Spectrum Pharmaceuticals, Inc., 2.75% due 12/15/18 (g)	1,562,812
2,000,000	Supernus Pharmaceuticals, Inc., 7.50% due 5/1/19 (g)	4,352,500
1,350,000	TetraLogic Pharmaceuticals Corp, 8.00% due 6/15/19 (a) (g)	1,350,000
		7,265,312
	TOTAL CONVERTIBLE NOTES	9,231,081
	Non-Convertible Notes (Restricted)(a)(b) — 0.1%
	Medical Devices and Diagnostics — 0.1%
238,286	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	238,286
28,211	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	28,211
	TOTAL NON-CONVERTIBLE NOTES	266,497
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE SECURITIES AND WARRANTS (Cost $35,208,244)	34,021,007

SHARES
	COMMON STOCKS AND WARRANTS — 74.5%
	Biotechnologies/Biopharmaceuticals — 50.2%
69,092	Acorda Therapeutics, Inc. (b)	2,329,091
20	Aegerion Pharmaceuticals, Inc. (b)	642
101,245	Alexion Pharmaceuticals, Inc. (b)	15,819,531
77,253	Alkermes plc (b)	3,888,144
61,595	Alnylam Pharmaceuticals, Inc. (b)	3,890,956
136,594	Amgen, Inc.	16,168,632
501,553	BioDelivery Sciences International, Inc. (b)	6,053,745
54,182	Biogen Idec, Inc. (b)	17,084,126
94,354	BioMarin Pharmaceutical Inc. (b)	5,869,762
54,527	bluebird bio, Inc. (b)	2,103,106
290,522	Celgene Corporation (b)	24,950,029
300,856	Celladon Corporation (Restricted) (a) (b)	4,096,756
4,940	Celladon Corporation warrants (expiration 10/10/18) (a) (b)	43,176
1,892	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a) (b)	0
47,364	Clovis Oncology, Inc. (b)	1,961,343
87,014	Cubist Pharmaceuticals, Inc. (b)	6,075,318
70,162	Epizyme, Inc. (b)	2,183,442
464,770	Gilead Sciences, Inc. (b)	38,534,081
207,030	Infinity Pharmaceuticals, Inc. (b)	2,637,562
49,000	KYTHERA Biopharmaceuticals Inc. (b)	1,880,130

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Biotechnologies/Biopharmaceuticals — continued
12,743	MacroGenics, Inc. (Restricted) (a) (b)	$276,905
243,920	MEI Pharma, Inc. (b)	1,546,453
567,787	Merrimack Pharmaceuticals, Inc. (b)	4,139,167
353,475	Momenta Pharmaceuticals, Inc. (b)	4,269,978
207,412	Neurocrine Biosciences, Inc. (b)	3,077,994
82,900	NPS Pharmaceuticals, Inc. (b)	2,739,845
113,100	OncoGenex Pharmaceuticals, Inc. (b)	421,863
37,500	OncoGenex Pharmaceuticals, Inc. warrants (Restricted, expiration 10/22/15) (a) (b)	17,625
79,150	PTC Therapeutics, Inc. (b)	2,068,981
60,822	Regeneron Pharmaceuticals, Inc. (b)	17,180,390
120,400	Sangamo BioSciences, Inc. (b)	1,838,508
283,628	Verastem, Inc. (b)	2,569,670
159,867	Vertex Pharmaceuticals, Inc. (b)	15,136,208
		210,853,159
	Drug Delivery — 1.5%
260,583	Heron Therapeutics, Inc. (b)	3,210,383
103,333	Heron Therapeutics, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	664,640
575,640	IntelliPharmaceutics International Inc. (b) (c)	2,193,188
319,800	IntelliPharmaceutics International Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	297,414
		6,365,625
	Drug Discovery Technologies — 3.5%
259,915	Incyte Corporation (b)	14,669,603
46	Zyomyx, Inc. (Restricted) (a) (b)	11
		14,669,614
	Financial Services — 0.0%
3,939,544	Sarossa Capital plc (b) (f)	126,301
	Generic Pharmaceuticals — 9.9%
46,815	Actavis plc (b)	10,442,086
255,050	Akorn, Inc. (b)	8,480,412
99,469	Impax Laboratories, Inc. (b)	2,983,075
147,916	Mylan, Inc. (b)	7,626,549
18,854	Perrigo Company plc (f)	2,748,159
122,830	Sagent Pharmaceuticals, Inc. (b)	3,176,384
115,118	Teva Pharmaceutical Industries Ltd. (e)	6,034,486
		41,491,151
	Healthcare Services — 0.2%
148,148	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	777,777
	Medical Devices and Diagnostics — 4.6%
226,902	Accuray, Inc. (b)	1,996,737
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	83,790
17,668	IDEXX Laboratories, Inc. (b)	2,359,915

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Medical Devices and Diagnostics — continued
47,854	Illumina, Inc. (b)	$8,543,853
68,058	PerkinElmer, Inc.	3,187,837
139	Songbird Hearing, Inc. (Restricted) (a) (b)	93
24,884	Thermo Fisher Scientific Inc.	2,936,312
		19,108,537
	Pharmaceuticals — 4.6%
41,773	Endo International PLC (b)	2,924,945
232,784	Ironwood Pharmaceuticals, Inc. (b)	3,568,579
27,828	Jazz Pharmaceuticals plc (b)	4,090,994
37,379	Shire plc (e)	8,802,381
		19,386,899
	TOTAL COMMON STOCKS AND WARRANTS (Cost $173,569,580)	312,779,063
	EXCHANGE TRADED FUND — 0.5%
7,514	iShares Nasdaq Biotechnology ETF	1,931,323
	TOTAL EXCHANGE TRADED FUND (Cost $1,445,969)	1,931,323

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 5.5%
$23,030,930	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $23,030,930, 0.00%, dated 06/30/14, due 07/01/14 (collateralized by U.S. Treasury Bond 8.000%, due 11/15/21, market value $23,495,815)	23,030,930
	TOTAL SHORT-TERM INVESTMENTS (Cost $23,030,930)	23,030,930
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 88.6% (Cost $233,254,722)	371,762,323

INTEREST
	MILESTONE INTERESTS (RESTRICTED) (a) (b) — 0.0% of Net Assets
	Biotechnologies/Biopharmaceuticals — 0.0%
1	Targegen Milestone Interest	69,267
	TOTAL MILESTONE INTERESTS (Cost $2,960,669)	69,267

The accompanying notes are an integral part of this schedule of investments.

TOTAL INVESTMENTS - 88.6% (Cost $236,215,392)	371,831,590
OTHER ASSETS IN EXCESS OF LIABILITIES - 11.4%	47,639,832
NET ASSETS - 100%	$419,471,422

(a)              Security fair valued. See Investment Valuation for Fair Value Measurments.

(b)              Non-income producing security.

(c)               Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $16,004,572).

(d)              Number of warrants to be determined at a future date.

(e)               American Depository Receipt

(f)                Foreign security.

(g)               Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this schedule of investments.

H&Q LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2014

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At June 30, 2014, the cost of securities for Federal income tax purposes was $236,215,392. The net unrealized gain on securities held by the Fund was $135,616,198, including gross unrealized gain of $160,017,068 and gross unrealized loss of $24,400,870.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended June 30, 2014 were as follows:

Issuer	Value on September 30, 2013	Purchases	Sales	Income	Value on June 30, 2014

EBI Life Sciences, Inc.	$13,102				$13,102
Euthymics Biosciences, Inc.	1,099,991				1,099,991
IntelliPharmaceutics International Inc.	1,659,680		$624,297		2,490,602
Neurovance, Inc.	738,080	$405,105	—		1,141,742
Palyon Medical Corporation	1,319,874	—	—		663,105
PHT Corporation	4,308,088	—	—		6,576,381
Veniti, Inc.	3,581,754	—	—		4,019,649
	$12,720,569	$405,105	$624,297	$—	$16,004,572

H&Q LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2014

(Unaudited)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 to value the Fund’s net assets. For the period ended June 30, 2014, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible and Non-Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals		$1,965,769	$2,254,835	$4,220,604
Healthcare Services		—	6,576,381	6,576,381
Medical Devices and Diagnostics		—	15,958,710	15,958,710
Drug Discovery Technologies		—	0	0
Pharmaceuticals		5,915,312	1,350,000	7,265,312
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$206,695,602	—	4,157,557	210,853,159
Drug Delivery	5,403,571	—	962,054	6,365,625
Drug Discovery Technologies	14,669,603	—	11	14,669,614
Financial Services	126,301	—	—	126,301
Generic Pharmaceuticals	41,491,151	—	—	41,491,151
Healthcare Services	—	—	777,777	777,777
Medical Devices and Diagnostics	19,024,654	—	83,883	19,108,537
Pharmaceuticals	19,386,899	—	—	19,386,899
Exchange Traded Fund	1,931,323	—	—	1,931,323
Short-term Investment	—	23,030,930	—	23,030,930
Milestone Interest
Biotechnologies/Biopharmaceuticals	—	—	69,267	69,267
Other Assets	—	—	305,701	305,701
Total	$308,729,104	$30,912,011	$32,496,176	$372,137,291

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2013	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of June 30, 2014
Convertible, Non-Convertibe Securities and Warrants
Biotechnologies/Biopharmaceuticals	$4,912,705	$(686,157)	$412,450	$(2,384,163)	$—	$2,254,835
Healthcare Services	4,308,088	2,268,293	—	—	—	6,576,381
Medical Devices and Diagnostics	15,587,351	(267,094)	852,740	(214,287)		15,958,710
Pharmaceuticals	—	—	1,350,000	—	—	1,350,000
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	4,125	2,370,230	1,783,202	—	—	4,157,557
Drug Delivery	544,434	417,620	—	—		962,054
Drug Discovery Technologies	11	—	—	—	—	11
Healthcare Services	777,777	—	—	—	—	777,777
Medical Devices and Diagnostics	86,150	(2,267)	—	—	—	83,883
Milestone Interests
Biotechnologies/Biopharmaceuticals	4,291,294	(4,222,027)	—	—	—	69,267
Medical Devices and Diagnostics	10,690	(10,690)	—	—	—	—

Other Assets	327,115	—	2,339	(23,753)	—	305,701

Total	$30,849,740	$(132,092)	$4,400,731	$(2,622,203)	$—	$32,496,176
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2014						$(723,329)

H&Q LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2014

(Unaudited)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 6/30/2014	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	6,553,401	Public market price	None	N/A
	21,677,642	Adjuted Capital asset pricing model	Discount Rate	12%-37% (16.95%)
			Price to sales multiple	0.2-16.8 (2.52)
			Revenue growth rate	10%-300% (62.68%)
	2,833,105	Independent valuation	None	N/A
	1,432,028	Probability adjusted value	Probability of events	10%-99% (15.23%)
			Timing of events	0.75-4.55 (1.19) years
$32,496,176

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 7.4% of the Fund’s net assets at June 30, 2014.

At June 30, 2014, the Fund had commitments of $626,635 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2014. The Fund on its own does not have the right to demand that such securities be registered.

H&Q LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2014

(Unaudited)

	Acquisition			Carrying Value
Security (#)	Date		Cost	per Unit		Value
AlterG, Inc.
Series C Cvt. Pfd.	4/12/13		$1,427,152	$0.41		$958,661
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08		1,653,315	14.07		1,116,094
Series D Cvt. Pfd.	12/10/10		545,940	3.81		542,779
Series E Cvt. Pfd.	9/14/11		1,253,611	2.85		1,250,781
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00		0
Celladon Corporation
Common	1/27/12		1,783,202	13.62		4,096,756
Warrants (expiration 10/10/18)	10/10/13		56	8.74		43,176
Cercacor Laboratories, Inc. Common	3/31/98		0	0.64		83,790
Ceres, Inc.
Warrants (expiration 9/05/15)	9/05/07		20	0.00		0
Dynex Technologies, Inc.
Series A Cvt. Pfd.	1/03/12	††	199,963	0.30		641,844
Warrants (expiration 4/01/19)	1/03/12	††	60	0.00		0
Warrants (expiration 5/06/19)	1/03/12	††	5	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd.	12/29/11	††	13,597	0.01	†	13,102
Euthymics Biosciences, Inc.
Series A Cvt. Pfd.	7/14/10 - 5/21/12		2,635,558	0.38		1,099,991
Heron Therapeutics Inc.
Warrants (expiration 7/01/16)	06/30/11		555	6.43		664,640
IlluminOss Medical, Inc.
Series C-1 Cvt. Pfd.	9/26/12-6/13/14		1,003,425	0.38		1,002,943
InnovaCare Health, Inc. Common	12/21/12	††	643,296	5.25		777,777
Insightra Medical, Inc.
Series C Cvt. Pfd.	4/29/13-4/17/14		2,173,253	0.42		2,170,000
IntelliPharmaceutics International Inc.
Warrants (expiration 2/01/16)	1/31/11		115	0.93		297,414
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05		1,283,959	0.71		1,743,765
Series D Cvt. Pfd.	12/12/2012		68,608	0.83		88,915
Magellan Diagnostics, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09		1,010,827	0.69		1,480,995
Warrants (expiration 4/01/19)	4/03/09		358	0.00		0
Warrants (expiration 5/06/19)	5/12/09		29	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	††	202,963	0.08		199,863
Series A-1 Cvt. Pfd.	10/11/12 -10/10/13		943,258	0.08		941,879
OncoGenex Pharmaceuticals, Inc.
Warrants (expiration 10/22/15)	10/22/10		0	0.47		17,625
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09		2,068,781	0.00	†	9,606
Series B Cvt. Pfd.	6/28/13		1,312,161	0.03		653,499
Warrants (expiration 4/26/19)	4/25/12		0	0.00		0
PHT Corporation
Series D Cvt. Pfd.	7/23/01		2,804,181	1.38		4,953,847
Series E Cvt. Pfd.	9/12/03 - 10/19/04		627,548	1.68		1,349,033
Series F Cvt. Pfd.	7/21/08		81,729	2.75		273,501
Songbird Hearing, Inc. Common	12/14/00		2,003,239	0.67		93
Targegen Milestone Interest	7/20/10		2,960,669	69,267		69,267
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00 - 8/21/07		2,001,787	0.01		435
Series I Cvt. Pfd.	7/08/05		386,639	0.01		997
Tibion Corporation
Series B Cvt. Pfd.	2/23/11		905,158	0.00	†	11,250
Warrants (expiration 7/12/17)	7/12/12		0	0.00		0

H&Q LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2014

(Unaudited)

Warrants (expiration 10/30/17)	10/30/12	0	0.00	0
Warrants (expiration 11/28/17)	11/28/12	0	0.00	0
Non-Cvt. Promissory Note	7/12/12	239,081	100.00	238,286
Non-Cvt. Promissory Note	4/12/13	28,216	100.00	28,211
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11	2,271,713	1.01	2,633,396
Series B Cvt. Pfd.	5/24/13	1,197,289	1.06	1,386,253
Zyomyx, Inc. Common	2/19/99 - 1/12/04	2,601,013	0.25	11
		$38,332,575		$30,840,475

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Carrying value per unit is greater than $0.00 but less than $0.01.

†† Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/27/14

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/27/14